							      File No. 333-42105
                                 	     Filed Pursuant to Rule 497(e) under
                                          	      the Securities Act of 1933

                                                                     May 7, 2015


                        PIONEER DISCIPLINED GROWTH FUND


              SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 31, 2014


FUND SUMMARY
Effective May 29, 2015, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Pioneer Investment Management, Inc.
PORTFOLIO MANAGEMENT   Craig Sterling, Senior Vice President and Head
                       of Equity Research, U.S. at Pioneer (portfolio
                       manager of the fund since May 2015); Paul
                       Cloonan, Senior Vice President at Pioneer
                       (portfolio manager of the fund since 2013 and
                       its predecessor fund since 2010); Ashesh
                       Savla, Vice President and Team Leader of U.S.
                       Equity Quantitative Research at Pioneer
                       (portfolio manager of the fund since 2013 and
                       its predecessor fund since 2005); and Carol
                       Lintz, Vice President and Senior Equity Analyst
                       at Pioneer (portfolio manager of the fund since
                       2013 and its predecessor fund since 2011).

MANAGEMENT
Effective May 29, 2015, the following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the fund's portfolio is the responsibility of Craig Sterling, Paul Cloonan, Ashesh Savla and Carol Lintz. The portfolio managers draw upon the research and investment management expertise of the firm's research teams, which provide fundamental and quantitative research on companies on a global basis and include members from one or more of Pioneer's affiliates.

Craig Sterling is a Senior Vice President and Head of Equity Research, U.S. at Pioneer. He joined Pioneer in May 2015 and has served as portfolio manager of the fund since May 2015. Prior to joining Pioneer, he was

Managing Director and Global Head of Equity Research at EVA Dimensions LLC in New York, an independent equity research firm. Prior to June 2011, he served as a Director in the HOLT Group at Credit Suisse.

Paul Cloonan is a Senior Vice President at Pioneer. He joined Pioneer in 1997 and has served as portfolio manager of the fund since 2013 and its predecessor fund since 2010.

Ashesh Savla is a Vice President and Team Leader of U.S. Equity Quantitative Research at Pioneer. He joined Pioneer in 2003 and has served as portfolio manager of the fund since 2013 and its predecessor fund since 2005.

Carol Lintz is a Vice President and Senior Equity Analyst at Pioneer. She joined Pioneer in 2006 and has served as portfolio manager of the fund since 2013 and its predecessor fund since 2011










                                                                   28589-00-0515
                                 (Copyright)2015 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                     May 7, 2015


                        PIONEER DISCIPLINED GROWTH FUND


          SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED DECEMBER 31, 2014


FUND SUMMARY
Effective May 29, 2015, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Pioneer Investment Management, Inc.
PORTFOLIO MANAGEMENT   Craig Sterling, Senior Vice President and Head
                       of Equity Research, U.S. at Pioneer (portfolio
                       manager of the fund since May 2015); Paul
                       Cloonan, Senior Vice President at Pioneer
                       (portfolio manager of the fund since 2013 and
                       its predecessor fund since 2010); Ashesh
                       Savla, Vice President and Team Leader of U.S.
                       Equity Quantitative Research at Pioneer
                       (portfolio manager of the fund since 2013 and
                       its predecessor fund since 2005); and Carol
                       Lintz, Vice President and Senior Equity Analyst
                       at Pioneer (portfolio manager of the fund since
                       2013 and its predecessor fund since 2011).

                                                                   28588-00-0515
                                 (Copyright)2015 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC